Schedule of Allowance for Doubtful Accounts (Details) (CAD)	12 Months Ended
Feb. 28, 2013
Operations And Summary Of Significant Accounting Principles Schedule Of Allowance For Doubtful Accounts 1	43,353
Operations And Summary Of Significant Accounting Principles Schedule Of Allowance For Doubtful Accounts 2	24,227
Operations And Summary Of Significant Accounting Principles Schedule Of Allowance For Doubtful Accounts 3	70,249
Operations And Summary Of Significant Accounting Principles Schedule Of Allowance For Doubtful Accounts 4	95,838
Operations And Summary Of Significant Accounting Principles Schedule Of Allowance For Doubtful Accounts 5	35,925
Operations And Summary Of Significant Accounting Principles Schedule Of Allowance For Doubtful Accounts 6	30,183
Operations And Summary Of Significant Accounting Principles Schedule Of Allowance For Doubtful Accounts 7	(14,519)
Operations And Summary Of Significant Accounting Principles Schedule Of Allowance For Doubtful Accounts 8	(16,799)
Operations And Summary Of Significant Accounting Principles Schedule Of Allowance For Doubtful Accounts 9	(76,205)
Operations And Summary Of Significant Accounting Principles Schedule Of Allowance For Doubtful Accounts 10	124,672
Operations And Summary Of Significant Accounting Principles Schedule Of Allowance For Doubtful Accounts 11	43,353
Operations And Summary Of Significant Accounting Principles Schedule Of Allowance For Doubtful Accounts 12	24,227